Intangible assets - Turkcell 2G, 3G and 4.5G Licenses - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets
Carrying amount of intangible asset	₺ 81,872,362	₺ 84,478,038	₺ 88,791,120
Turkcell 2G license [member]
Disclosure of detailed information about intangible assets
Carrying amount of intangible asset	3,764,773	4,650,619
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets
Carrying amount of intangible asset	2,620,164	3,275,205
Turkcell 4.5G license [member]
Disclosure of detailed information about intangible assets
Carrying amount of intangible asset	₺ 16,389,670	₺ 20,494,839